3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Composition of net loans
December 31,	2017	2016

Commercial & industrial	$77,110,747	$68,730,573
Commercial real estate	207,044,227	201,728,280
Residential real estate - 1st lien	168,184,135	166,691,962
Residential real estate - Junior (Jr) lien	45,256,862	42,927,335
Consumer	5,268,680	7,171,076
Gross Loans	502,864,651	487,249,226
Deduct (add):
Allowance for loan losses	5,438,099	5,278,445
Deferred net loan costs	(318,651)	(310,130)
Net Loans	$497,745,203	$482,280,911

Past due loans by segment

							90 Days or
		90 Days	Total			Non-Accrual	More and
December 31, 2017	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$308,712	$0	$308,712	$76,802,035	$77,110,747	$98,806	$0
Commercial real estate	1,482,982	418,255	1,901,237	205,142,990	207,044,227	1,065,385	0
Residential real estate
- 1st lien	4,238,933	2,011,419	6,250,352	161,933,783	168,184,135	1,585,473	1,249,241
- Jr lien	156,101	168,517	324,618	44,932,244	45,256,862	346,912	0
Consumer	80,384	1,484	81,868	5,186,812	5,268,680	0	1,484
	$6,267,112	$2,599,675	$8,866,787	$493,997,864	$502,864,651	$3,096,576	$1,250,725

							90 Days or
		90 Days	Total			Non-Accrual	More and
December 31, 2016	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$328,684	$26,042	$354,726	$68,375,847	$68,730,573	$143,128	$26,042
Commercial real estate	824,836	222,738	1,047,574	200,680,706	201,728,280	765,584	0
Residential real estate
- 1st lien	4,881,496	1,723,688	6,605,184	160,086,778	166,691,962	1,227,220	1,068,083
- Jr lien	984,849	116,849	1,101,698	41,825,637	42,927,335	338,602	27,905
Consumer	53,972	2,176	56,148	7,114,928	7,171,076	0	2,176
	$7,073,837	$2,091,493	$9,165,330	$478,083,896	$487,249,226	$2,474,534	$1,124,206

Residential mortgage loans in process of foreclosure
	Number of loans	Current Balance
December 31, 2017	10	$791,944
December 31, 2016	8	322,663

Changes in the allowance for loan losses

As of or for the year ended December 31, 2017

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445
Charge-offs	(20,000)	(160,207)	(159,533)	(118,359)	(124,042)	0	(582,141)
Recoveries	27,051	230	26,826	465	37,223	0	91,795
Provision (credit)	(58,212)	337,921	223,497	63,700	46,149	36,945	650,000
Ending balance	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099

Allowance for loan losses
Evaluated for impairment
Individually	$0	$69,015	$125,305	$26,353	$0	$0	$220,673
Collectively	675,687	2,605,014	1,335,242	290,629	43,303	267,551	5,217,426
	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099

Loans evaluated for impairment
Individually	$98,806	$1,306,057	$4,075,666	$300,759	$0		$5,781,288
Collectively	77,011,941	205,738,170	164,108,469	44,956,103	5,268,680		497,083,363
	$77,110,747	$207,044,227	$168,184,135	$45,256,862	$5,268,680		$502,864,651

As of or for the year ended December 31, 2016

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$712,902	$2,152,678	$1,368,028	$422,822	$75,689	$279,759	$5,011,878
Charge-offs	(12,194)	0	(244,149)	0	(52,219)	0	(308,562)
Recoveries	24,954	0	23,712	240	26,223	0	75,129
Provision (credit)	26,923	343,407	222,166	(51,886)	8,543	(49,153)	500,000
Ending balance	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445

Allowance for loan losses
Evaluated for impairment
Individually	$0	$86,400	$6,200	$114,800	$0	$0	$207,400
Collectively	726,848	2,409,685	1,363,557	256,376	83,973	230,606	5,071,045
	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445

Loans evaluated for impairment
Individually	$48,385	$687,495	$946,809	$224,053	$0		$1,906,742
Collectively	68,682,188	201,040,785	165,745,153	42,703,282	7,171,076		485,342,484
	$68,730,573	$201,728,280	$166,691,962	$42,927,335	$7,171,076		$487,249,226

Impaired loans by segment
	As of December 31, 2017			2017
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial real estate	$204,645	$225,681	$69,015	$210,890	$0
Residential real estate
- 1st lien	798,226	837,766	125,305	646,799	29,262
- Jr lien	146,654	293,351	26,353	220,274	400
	1,149,525	1,356,798	220,673	1,077,963	29,662

No related allowance recorded
Commercial & industrial	98,806	136,590		75,868	72,426
Commercial real estate	1,102,859	1,226,040		1,105,030	237,792
Residential real estate
- 1st lien	3,300,175	3,641,627		1,930,108	133,732
- Jr lien	154,116	154,423		116,519	16,574
	4,655,956	5,158,680		3,227,525	460,524

	$5,805,481	$6,515,478	$220,673	$4,305,488	$490,186

	As of December 31, 2016			2016
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With an allowance recorded
Commercial real estate	$220,257	$232,073	$86,400	$89,664
Residential real estate
- 1st lien	271,962	275,118	6,200	350,709
- Jr lien	224,053	284,342	114,800	241,965
	716,272	791,533	207,400	682,338

With no related allowance recorded
Commercial & industrial	48,385	62,498		183,925
Commercial real estate	467,238	521,991		1,059,542
Residential real estate
- 1st lien	674,847	893,741		877,237
- Jr lien	0	0		15,888
	1,190,470	1,478,230		2,136,592

	$1,906,742	$2,269,763	$207,400	$2,818,930

Risk ratings

As of December 31, 2017

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$73,352,768	$194,066,034	$165,089,999	$44,687,951	$5,267,196	$482,463,948
Group B	617,526	4,609,847	282,671	37,598	0	5,547,642
Group C	3,140,453	8,368,346	2,811,465	531,313	1,484	14,853,061
	$77,110,747	$207,044,227	$168,184,135	$45,256,862	$5,268,680	$502,864,651

As of December 31, 2016

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$67,297,983	$191,755,393	$164,708,778	$42,289,062	$7,168,901	$473,220,117
Group B	512,329	2,971,364	0	169,054	0	3,652,747
Group C	920,261	7,001,523	1,983,184	469,219	2,175	10,376,362
	$68,730,573	$201,728,280	$166,691,962	$42,927,335	$7,171,076	$487,249,226

Loans modified as TDRs

Year ended December 31, 2017

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1st lien	4	$256,353	$287,385

Year ended December 31, 2016

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1st lien	8	$572,418	$598,030
Residential real estate - Jr lien	2	62,819	64,977
	10	$635,237	$663,007

TDRs payment default

Year ended December 31, 2017

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	1	$87,696

Year ended December 31, 2016

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$93,230
Residential real estate - Jr lien	1	54,557
	3	$147,787

Specific allowances
	2017	2016
Specific Allowance	$197,605	$92,600